Deposits and Subordinated Debt (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Summary of Deposits
Deposits

	Payable on demand				Payable		Payable on
(Canadian $ in millions)	Interest bearing		Non-interest bearing		after notice		a fixed date (4)(5)		Total
	July 31, 2020	October 31, 2019	July 31, 2020	October 31, 2019	July 31, 2020	October 31, 2019	July 31, 2020	October 31, 2019	July 31, 2020	October 31, 2019
Deposits by:
Banks (1) (6)	3,245	1,996	1,773	1,530	1,240	1,017	35,641	19,273	41,899	23,816
Business and government	45,320	29,083	41,901	33,853	115,048	85,022	195,436	195,199	397,705	343,157
Individuals	4,213	3,361	28,729	23,084	107,521	94,304	80,533	80,421	220,996	201,170
Total (2) (3)	52,778	34,440	72,403	58,467	223,809	180,343	311,610	294,893	660,600	568,143
Booked in:
Canada	39,943	27,338	62,427	49,911	107,555	90,630	201,878	181,835	411,803	349,714
United States	11,254	6,043	9,935	8,531	114,926	88,604	77,713	86,368	213,828	189,546
Other countries	1,581	1,059	41	25	1,328	1,109	32,019	26,690	34,969	28,883
Total	52,778	34,440	72,403	58,467	223,809	180,343	311,610	294,893	660,600	568,143

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at fair value through profit or loss (Note 7).
(3)
As at July 31, 2020 and October 31, 2019, total deposits payable on a fixed date included $40,757 million and $25,438 million, respectively, of federal funds purchased and commercial paper issued and other deposit liabilities. Included in deposits as at July 31, 2020 and October 31, 2019 are $318,088 million and $279,860 million, respectively, of deposits denominated in U.S. dollars, and $38,861 million and $36,680 million, respectively, of deposits denominated in other foreign currencies.

(4)
Includes $276,218 million of deposits, each greater than one hundred thousand dollars, of which $173,167 million were booked in Canada, $71,037 million were booked in the United States and $32,014 million were booked in other countries ($258,862 million, $152,499 million, $79,682 million and $26,681 million, respectively, as at October 31, 2019). Of the $173,167 million of deposits booked in Canada, $27,729 million mature in less than three months, $11,351 million mature in three to six months, $41,220 million mature in six to twelve months and $92,867 million mature after twelve months ($152,499 million, $26,234 million, $8,400 million, $31,155 million and $86,710 million, respectively, as at October 31, 2019). Certain comparative figures have been reclassified to conform with the current period’s presentation.

(5)
Includes $24,990 million of senior unsecured debt as at July 31, 2020 subject to the Bank Recapitalization
(Bail-In)
regime ($16,248 million as at October 31, 2019). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(6)	Includes $12,741 million of deposits with the Bank of Canada, where we have used our own bearer deposit notes as collateral under its term repo facility ($nil as at October 31, 2019).